Hedge Accounting - Summary of Cash Flow Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 148,461,000,000	R$ 215,277,000,000
Book Value, Assets	7,060,000,000	5,001,000,000
Book value, Liabilities	3,653,000,000	2,793,000,000
Variations in fair value used to calculate hedge ineffectiveness	(14,688,000,000)	(14,601,000,000)
Variation in value recognized in Other comprehensive income	699,000,000	(3,557,000,000)	R$ (16,000,000)
Hedge ineffectiveness recognized in income	13,000,000	(3,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	13,888,000,000	24,619,000,000
Variation in value recognized in Other comprehensive income	(14,701,000,000)	(14,598,000,000)
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	111,412,000,000	160,870,000,000
Book Value, Assets	5,893,000,000	2,158,000,000
Book value, Liabilities	18,353,000,000	17,304,000,000
Variations in fair value used to calculate hedge ineffectiveness	(946,000,000)	(1,766,000,000)
Variation in value recognized in Other comprehensive income	(942,000,000)	(1,767,000,000)
Hedge ineffectiveness recognized in income	(4,000,000)	1,000,000
Amount reclassified from Cash flow hedge reserve to income	(13,000,000)	(381,000,000)
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate futures [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	87,311,000,000	140,567,000,000
Book Value, Assets	144,000,000	146,000,000
Variations in fair value used to calculate hedge ineffectiveness	(1,035,000,000)	(1,664,000,000)
Variation in value recognized in Other comprehensive income	(1,030,000,000)	(1,660,000,000)
Hedge ineffectiveness recognized in income	(5,000,000)	(4,000,000)
Amount reclassified from Cash flow hedge reserve to income	(13,000,000)	(381,000,000)
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	20,593,000,000	18,989,000,000
Book Value, Assets	5,749,000,000	2,007,000,000
Book value, Liabilities	14,688,000,000	17,006,000,000
Variations in fair value used to calculate hedge ineffectiveness	(96,000,000)	3,000,000
Variation in value recognized in Other comprehensive income	(97,000,000)	(2,000,000)
Hedge ineffectiveness recognized in income	1,000,000	5,000,000
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Foreign exchange risk [member] | Futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	3,508,000,000	1,314,000,000
Book Value, Assets	0	5,000,000
Book value, Liabilities	3,665,000,000	298,000,000
Variations in fair value used to calculate hedge ineffectiveness	185,000,000	(105,000,000)
Variation in value recognized in Other comprehensive income	185,000,000	(105,000,000)
Amount reclassified from Cash flow hedge reserve to income	R$ 0	R$ 0